Earnings Per Share (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Dec. 31, 2011 EUR (€)	Sep. 30, 2010 Lehman Bros [Member]	Dec. 31, 2011 Lehman Bros [Member]	Sep. 15, 2008 Lehman Bros [Member]	Dec. 31, 2010 Conversion Rights [Member]	Dec. 31, 2009 Conversion Rights [Member]	Dec. 31, 2011 Option Rights [Member]	Dec. 31, 2009 Option Rights [Member]
Earnings Per Share [Line Items]
Anti-dilutive securities						2,630,113	14,550,780	81,500	80,777
Purchased and held shares accounted as treasury shares					2,552,071
Shortfall in the number of shares held			479,279	246,983
Amount segregated in collateral cash account	$ 6,759
Impact on basic earnings per share		€ 0.015
Impact on diluted earnings per share		€ 0.012